COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 4,935,635	$ 5,048,984	$ 1,988,081
Future minimum lease payments
2013	2,448,274
2014	1,257,598
2015	249,486
Total	$ 3,955,358